CONTINGENCIES AND COMMITMENTS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Number of post-consolidated shares of common stock	112,000	112,000
Claim for alleged damages	$ 362,000	$ 362,000
Bond payment	100,000	100,000
Amount paid by consultant	196,204	196,204
Interest paid by consultant	9.00%	9.00%
Unpaid legal fees	210,255	210,255
Award amount	196,204	196,204
Judgment award amount	$ 51,000	$ 51,000